Equity - Number of Common Shares Repurchased at the Average Purchase Price (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Equity [Abstract]
Shares repurchased	3,006,005	6,395,866	8,008,926
Average price per share	$ 85.55	$ 71.20	$ 86.54